Loans (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Purchased credit-impaired loans for acquisition that all contractually required payments
Accretable yield	$ 553,348	$ 715,479	$ 292,805
Southern Community Financial Corporation [Member]
Purchased credit-impaired loans for acquisition that all contractually required payments
Contractually required payments	547,506
Nonaccretable difference	52,243
Cash flows expected to be collected at acquisition	495,263
Accretable yield	86,037
Fair value of acquired loans at acquisition	$ 409,226